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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment: [X]; Amendment Number: 1

This Amendment (Check only one):         [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Apollo Management Holdings, L.P.
Address:     9 West 57th Street
             New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Cindy Michel
Title:       Vice President
Phone:       212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel           New York, New York           November 30, 2012
---------------------   ------------------------   ---------------------------
    [Signature]             [City, State]                     [Date]

Report Type (Check only one):

[X] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


[If there are no entries in this list, omit this section.]

13F File Number          Name
28-
   --------------       ----------------------------
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[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total: 13,036,480
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

      No.          Form 13F File Number        Name

      1              28- 13441                 Apollo Capital Management, L.P.
      2              28- 13439                 Apollo Management, L.P.



** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager
*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
     COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
---------------------- -------------- ---------- ----------- --------------------------- ----------  -------- ----------------------
                                                    VALUE     SHRS OR                    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT    SH/PRN PUT/CALL DISCRETION* MANAGER  SOLE   SHARED     NONE
---------------------- -------------- ---------- ----------- ----------- ------ -------- ----------- -------- ---- ----------- -----
Accuride Corp/Old      COM NEW        00439T206       18,640   4,000,000   SH              DEFINED          1    0   4,000,000   0
American Equity
Investment Life HL     COM            025676206       22,836   1,963,521   SH              DEFINED          1    0   1,963,521   0
Apollo Commercial
Real Estate Finance
Inc.                   COM            03762U105       38,086   2,146,925   SH              DEFINED          1    0   2,146,925   0
Caesars Entertainment
Corp.                  COM            127686103      180,168  26,495,302   SH              DEFINED          2    0  26,495,302   0
Charter
Communications Inc**   CL A NEW       16117M305    2,069,105  27,733,119   SH              DEFINED          2    0  28,149,736   0
Charter
Communications Inc**   CL A NEW       16117M305       66,467     930,341   SH              DEFINED          1    0   1,042,106   0
Chesapeake Energy Corp COM            165167107       18,870   1,000,000   SH    PUT       DEFINED          1    0      10,000   0
Core-Mark Holding Co
Inc                    COM            218681104       24,034     499,562   SH              DEFINED          2    0     499,562   0
Dana Holding Corp      COM            235825205       27,675   2,250,000   SH              DEFINED          1    0   2,250,000   0
Fairpoint
Communications Inc     COM NEW        305560302          108      14,251   SH              DEFINED          1    0      14,251   0
FelCor Lodging Trust
Inc                    COM            31430F101       27,492   5,799,940   SH              DEFINED          1    0   5,799,940   0
Fortress Investment
Group LLC              CL A           34958B106       23,205   5,250,000   SH              DEFINED          1    0   5,250,000   0
Hewlett-Packard Co     COM            428236103       58,004   3,400,000   SH    PUT       DEFINED          1    0      34,000   0
KKR & Co LP            COM UNITS      48248M102       23,076   1,790,189   SH              DEFINED          1    0   1,790,189   0
LyondellBasell
Industries NV          SHS - A -      N53745100    7,610,165 147,312,518   SH              DEFINED          2    0 147,312,518   0
LyondellBasell
Industries NV          SHS - A -      N53745100      329,702   6,382,157   SH              DEFINED          1    0   6,382,157   0
Magnachip
Semiconductor Corp***  COM            55933J203       29,958   2,051,742   SH              DEFINED          1    0   2,051,742   0
Metals USA Holdings
Corp                   COM            59132A104      263,772  19,728,650   SH              DEFINED          2    0  19,728,650   0
Noranda Aluminum
Holdings Corp.         COM            65542W107      219,700  32,840,000   SH              DEFINED          2    0  32,840,000   0
Plains Exploration &
Production Co          COM            726505100       43,091   1,150,000   SH              DEFINED          1    0   1,150,000   0
Qaulity Distribution   COM            74756M102       42,654   4,611,194   SH              DEFINED          2    0   4,611,194   0
RELM WIRELESS CORP     COM            759525108          334     188,971   SH              DEFINED          1    0     188,971
Rexnord Corp.          COM            76169B102    1,139,735  62,554,045   SH              DEFINED          2    0  62,554,045   0
SemGroup Corp          CL A           81663A105       34,028     923,418   SH              DEFINED          1    0     923,418   0
SPDR S&P 500 ETF Trust TR UNIT        78462F103      660,491   4,587,700   SH    PUT       DEFINED          1    0      45,877   0
Strategic Hotels &
Resorts Inc            COM            86272T106       19,694   3,276,938   SH              DEFINED          1    0   3,276,938   0
Verso Paper Corp.      COM            92531L108       45,172  28,232,299   SH              DEFINED          2    0  28,232,299   0
Xerium Technologies
Inc                    COM NEW        98416J118          218      62,311   SH              DEFINED          1    0      62,311   0
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